NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
NOTE 4. ACCOUNT RECEIVABLES - RELATED PARTIES

NOTE 4. ACCOUNT RECEIVABLES – RELATED PARTIES

The nature of the accounts receivable for March 31, 2018 in the amount of $1,839,044 are for modular construction and technology services and utilization of anticipated modular construction technology by ATI pursuant to the Modular Construction & Technology Services Agreement between ATI and the Company dated June 28, 2016 (hereinafter, the “ATI Services Agreement”) and for the Sales and Support Services Agreement with Yilaime on June 27, 2016 (the “Yilaime Services Agreement”). On March 31, 2018, the Company's allowance for bad debt is $91,952 which provides a net receivable balance of $1,747,092.

Accounts receivable consist of the following:

	December 31	December 31
	2017	2016
Accounts receivable related parties	1,839,044	1,469,686
Less: Allowance for doubtful accounts	(91,952)	(73,484)
Accounts receivable, net	$1,747,092	$1,396,202

Bad debt expense was $17,670 and $15,422 for the three months ended March 31, 2018 and 2017, respectively.